Note 5 - Shareholders' Equity - Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Stock-based compensation expense	$ 53	$ 41
Selling and Marketing Expense [Member]
Stock-based compensation expense	19	9
General and Administrative Expense [Member]
Stock-based compensation expense	34	32
Share-based Payment Arrangement, Option [Member]
Stock-based compensation expense	53	36
Restricted Stock [Member]
Stock-based compensation expense		$ 5